Post-retirement defined benefit schemes (Tables)	6 Months Ended
Jun. 30, 2018
Post-retirement defined benefit schemes
Schedule of Group's post-retirement defined benefit scheme obligations

	At 30 June	At 31 Dec
	2018	2017
	£m	£m
Defined benefit pension schemes:
Fair value of scheme assets	43,200	44,893
Present value of funded obligations	(41,739)	(44,384)

Net pension scheme asset	1,461	509
Other post-retirement schemes	(142)	(144)

Net retirement benefit asset	1,319	365

Recognised on the balance sheet as:
Retirement benefit assets	1,584	723
Retirement benefit obligations	(265)	(358)

Net retirement benefit asset	1,319	365

Schedule of movement in the Group's net post-retirement defined benefit scheme asset during the period
£m

Asset at 1 January 2018	365
Income statement charge	(271)
Employer contributions	317
Remeasurement	908

Asset at 30 June 2018	1,319

Schedule of charge to income statement in respect of pensions and other post-retirement benefit schemes

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2018	2017	2017
	£m	£m	£m

Defined benefit pension schemes	271	181	188
Defined contribution schemes	134	121	135

Total charge to the income statement (note 4)	405	302	323

Schedule of principal assumptions used in the valuations of the defined benefit pension schemes

	At 30 June	At 31 Dec
	2018	2017
	%	%

Discount rate	2.78	2.59
Rate of inflation:
Retail Prices Index	3.11	3.20
Consumer Price Index	2.06	2.15
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.67	2.73